PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost		$ 78,823	$ 80,182
Less - accumulated depreciation and amortization	[1]	(47,309)	(48,274)
Total property and equipment, net		31,514	31,908	$ 32,546
Operating equipment, amount subject to lease transactions		26,000	26,000
Accumulated depreciation and amortization subject to lease transactions		10,400	10,400
Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	43,740	46,947
Office Furniture, Equipment, And Computers [Member]
Property, Plant and Equipment [Line Items]
Cost		24,790	23,858
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,022	1,022
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		1,845	1,855
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		3,810	3,412
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 3,616	$ 3,088

[1]	As at December 31, 2015 and 2014, an amount of US$ 10.4 million and US$ 10.4 million is subject to operating lease transactions, respectively.
[2]	As December 31, 2015 and 2014, an amount of US$ 26 million and US$ 26 million is subject to operating lease transactions, respectively.